Impairment Charges (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Finite-Lived Intangible Assets [Line Items]
Asset Impairment Charges	$ 1	$ 14	$ 15
Retail [Member]
Finite-Lived Intangible Assets [Line Items]
Asset Impairment Charges	1
General Corporate Expenses
Finite-Lived Intangible Assets [Line Items]
Asset Impairment Charges		14
Foodservice/ Other
Finite-Lived Intangible Assets [Line Items]
Asset Impairment Charges			$ 15